Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from Operating Activities:
Net income	$ 24,030	$ 34,999
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	15,816	15,739
Amortization of deferred financing fees	862	1,047
Deferred revenue and accrued charter revenue amortization	(7,297)	(159)
Amortization and write off of deferred charges	107	107
Dry-docking and special survey costs	390	5,385
Gain on derivative financial instruments	5,023	21,231
Loss on Debt extinguishment	154
Changes in operating assets and liabilities:
Trade accounts receivable	(8,507)	(563)
Prepayments and other assets	(5,037)	(555)
Inventories	(1,009)	(1,752)
Due from/to related parties	(1,014)	(1,336)
Deferred expenses	(66)
Trade accounts payable	973	548
Accrued liabilities	(828)	803
Unearned revenue	8,883
Net cash provided by Operating Activities	22,434	33,032
Cash flows used in Investing Activities:
Ballast water treatment system installation	(86)	(585)
Net cash used in Investing Activities	(86)	(585)
Cash flows from Financing Activities:
Distributions declared and paid	(5,781)	(5,781)
Repayment of long-term debt	(55,270)	(24,000)
Receipt/ (Payment) of derivative instruments	11,733	552
Net cash used in Financing Activities	(49,318)	(29,229)
Net increase/ (decrease) in cash and cash equivalents and restricted cash	(26,970)	3,218
Cash and cash equivalents and restricted cash at beginning of the period	79,868	97,015
Cash and cash equivalents and restricted cash at end of the period	52,898	100,233
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	52,898	50,233
Restricted cash		50,000
Cash and cash equivalents and restricted cash	$ 52,898	$ 100,233